Trade and other payables (Details) - CAD ($)	Aug. 31, 2020	Aug. 31, 2019
Trade and other payables
Trade payable	$ 590,495	$ 346,683
Government remittances	7,706	4,086
Salaries and vacation payable	41,636	25,534
Trade and other payables	$ 639,837	$ 376,303